REVENUES	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
REVENUES

NOTE 21 — REVENUES

The breakdown of revenues for the years ended December 31, 2021 and 2020 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	For the Years Ended December 31,
	2021	2020
Campus Revenue
– Sale of goods	$3,102,210	$1,280,320
– Rendering of services.	—	735,246
Campus sub-total	3,102,210	2,015,566
Education Revenue
– Digital.	9,676,052	5,298,227
– In-Person.	—	319,983
Education sub-total	9,676,052	5,618,210
Total Revenue	$12,778,262	$7,633,776

The Company applies the practical expedient in paragraph 121.b of IFRS 15 and does not disclose information about its remaining performance obligations because the Company has a right to consideration from its customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date.

NOTE 22 — REVENUES

The breakdown of revenues for the years ended December 31, 2020 and 2019 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	For the Years Ended December 31,
	2020	2019
Campus Revenue
– Sale of goods	$1,280,320	$1,796,961
– Rendering of services.	735,246	2,635,035
Campus sub-total	2,015,566	4,431,996
Education Revenue
– Digital.	5,298,227	4,771,253
– In-Person.	319,983	745,808
Education sub-total	5,618,210	5,517,061
Total Revenue	$7,633,776	$9,949,057

The Company applies the practical expedient in paragraph 121.b of IFRS 15 and does not disclose information about its remaining performance obligations because the Company has a right to consideration from its customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date.